UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-5896

DWS Target Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  7/31

Date of reporting period: 4/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2010 (Unaudited)

DWS Target 2014 Fund

	Shares	Value ($)
Common Stocks 15.2%
Consumer Discretionary 2.1%
Auto Components 0.3%
Autoliv, Inc.*	900	49,275
Johnson Controls, Inc.	900	30,231

		79,506
Hotels Restaurants & Leisure 0.2%
Darden Restaurants, Inc.	1,000	44,750
McDonald's Corp.	86	6,071
Starbucks Corp.	700	18,186

		69,007
Household Durables 0.2%
Jarden Corp.	500	16,060
Whirlpool Corp.	500	54,435

		70,495
Internet & Catalog Retail 0.0%
Priceline.com, Inc.*	20	5,241
Media 0.5%
Comcast Corp. "A"	1,400	27,636
McGraw-Hill Companies, Inc.	1,300	43,836
Time Warner Cable, Inc.	1,008	56,700
Walt Disney Co.	100	3,684

		131,856
Multiline Retail 0.2%
Nordstrom, Inc.	1,000	41,330
Sears Holdings Corp.*	38	4,596
Target Corp.	400	22,748

		68,674
Specialty Retail 0.7%
Ross Stores, Inc.	900	50,400
Signet Jewelers Ltd.*	1,400	44,828
Tiffany & Co.	1,000	48,480
TJX Companies, Inc.	1,200	55,608
Williams-Sonoma, Inc.	500	14,400

		213,716
Consumer Staples 1.4%
Beverages 0.0%
Coca-Cola Co.	100	5,345
Food & Staples Retailing 0.1%
Safeway, Inc.	100	2,360
Wal-Mart Stores, Inc.	474	25,430

		27,790
Food Products 0.6%
Corn Products International, Inc.	200	7,200
Del Monte Foods Co.	3,100	46,314
General Mills, Inc.	800	56,944
The Hershey Co.	200	9,402
Tyson Foods, Inc. "A"	2,400	47,016

		166,876
Household Products 0.4%
Colgate-Palmolive Co.	700	58,870
Kimberly-Clark Corp.	500	30,630
Procter & Gamble Co.	431	26,791

		116,291
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	700	46,144
Herbalife Ltd.	400	19,300

		65,444
Tobacco 0.1%
Philip Morris International, Inc.	300	14,724
Reynolds American, Inc.	300	16,026

		30,750
Energy 1.5%
Energy Equipment & Services 0.4%
Exterran Holdings, Inc.*	900	26,235
Oil States International, Inc.*	1,000	48,310
Rowan Companies, Inc.*	800	23,840
Unit Corp.*	200	9,554

		107,939
Oil, Gas & Consumable Fuels 1.1%
Chevron Corp.	200	16,288
Cimarex Energy Co.	300	20,424
ConocoPhillips	1,400	82,866
ExxonMobil Corp.	1,264	85,762
Marathon Oil Corp.	1,700	54,655
Newfield Exploration Co.*	900	52,371
Occidental Petroleum Corp.	34	3,015
Williams Companies, Inc.	1,400	33,054

		348,435
Financials 2.3%
Capital Markets 0.2%
Bank of New York Mellon Corp.	100	3,113
Franklin Resources, Inc.	449	51,923
Waddell & Reed Financial, Inc. "A"	600	22,272

		77,308
Commercial Banks 0.6%
Comerica, Inc.	700	29,400
Commerce Bancshares, Inc.	434	17,976
First Citizens BancShares, Inc. "A"	200	41,200
Huntington Bancshares, Inc.	2,800	18,956
M&T Bank Corp.	500	43,675
Wells Fargo & Co.	800	26,488

		177,695
Consumer Finance 0.5%
American Express Co.	1,400	64,568
AmeriCredit Corp.*	1,100	26,334
Capital One Financial Corp.	1,200	52,092
Discover Financial Services	100	1,546

		144,540
Diversified Financial Services 0.4%
Bank of America Corp.	3,600	64,188
JPMorgan Chase & Co.	700	29,806
NYSE Euronext	700	22,841

		116,835
Insurance 0.4%
Aflac, Inc.	500	25,480
Allied World Assurance Co. Holdings Ltd.	400	17,428
CNA Financial Corp.*	1,600	44,992
PartnerRe Ltd.	500	38,790
Unitrin, Inc.	400	11,700

		138,390
Real Estate Investment Trusts 0.2%
Annaly Capital Management, Inc. (REIT)	1,900	32,205
Public Storage (REIT)	200	19,382

		51,587
Health Care 1.7%
Biotechnology 0.1%
Amgen, Inc.*	100	5,736
Gilead Sciences, Inc.*	500	19,835

		25,571
Health Care Equipment & Supplies 0.2%
Hill-Rom Holdings, Inc.	400	12,684
Hospira, Inc.*	900	48,411

		61,095
Health Care Providers & Services 1.0%
AmerisourceBergen Corp.	1,600	49,360
Cardinal Health, Inc.	1,400	48,566
Community Health Systems, Inc.*	800	32,688
Coventry Health Care, Inc.*	1,900	45,106
McKesson Corp.	700	45,367
Medco Health Solutions, Inc.*	600	35,352
UnitedHealth Group, Inc.	1,700	51,527

		307,966
Pharmaceuticals 0.4%
Eli Lilly & Co.	8	280
Forest Laboratories, Inc.*	400	10,904
Johnson & Johnson	1,500	96,450
Perrigo Co.	400	24,412
Pfizer, Inc.	478	7,992

		140,038
Industrials 1.6%
Aerospace & Defense 0.4%
ITT Corp.	500	27,785
Northrop Grumman Corp.	800	54,264
Raytheon Co.	600	34,980

		117,029
Air Freight & Logistics 0.2%
United Parcel Service, Inc. "B"	1,000	69,140
Building Products 0.0%
Owens Corning, Inc.*	100	3,478
Commercial Services & Supplies 0.2%
R.R. Donnelley & Sons Co.	2,200	47,278
Electrical Equipment 0.0%
Hubbell, Inc. "B"	100	4,647
Industrial Conglomerates 0.5%
3M Co.	800	70,936
Carlisle Companies, Inc.	1,200	45,276
General Electric Co.	1,700	32,062

		148,274
Machinery 0.3%
Oshkosh Corp.*	200	7,724
Parker Hannifin Corp.	500	34,590
Timken Co.	1,500	52,770

		95,084
Road & Rail 0.0%
Ryder System, Inc.	55	2,559
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	100	11,054
Information Technology 2.8%
Communications Equipment 0.1%
Cisco Systems, Inc.*	500	13,460
F5 Networks, Inc.*	300	20,529

		33,989
Computers & Peripherals 0.7%
Apple, Inc.*	510	133,171
Hewlett-Packard Co.	100	5,197
Seagate Technology*	2,200	40,414
Western Digital Corp.*	900	36,981

		215,763
Electronic Equipment, Instruments & Components 0.5%
Arrow Electronics, Inc.*	1,600	48,800
Avnet, Inc.*	500	15,985
Jabil Circuit, Inc.	1,600	24,512
Tech Data Corp.*	900	38,610
Vishay Intertechnology, Inc.*	1,500	15,615

		143,522
Internet Software & Services 0.1%
Google, Inc. "A"*	40	21,017
IAC/InterActiveCorp.*	900	20,178

		41,195
IT Services 0.5%
Cognizant Technology Solutions Corp. "A"*	100	5,118
Computer Sciences Corp.*	900	47,151
International Business Machines Corp.	818	105,522

		157,791
Office Electronics 0.2%
Xerox Corp.	5,000	54,500
Semiconductors & Semiconductor Equipment 0.3%
Intel Corp.	3,400	77,622
Micron Technology, Inc.*	600	5,610

		83,232
Software 0.4%
Microsoft Corp.	4,302	131,383
Symantec Corp.*	380	6,373

		137,756
Materials 0.7%
Chemicals 0.4%
Cytec Industries, Inc.	1,000	48,060
Huntsman Corp.	1,300	14,833
Lubrizol Corp.	500	45,170
Nalco Holding Co.	500	12,365

		120,428
Metals & Mining 0.0%
Walter Energy, Inc.	100	8,081
Paper & Forest Products 0.3%
International Paper Co.	1,900	50,806
MeadWestvaco Corp.	1,300	35,321

		86,127
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	3,804	99,132
Verizon Communications, Inc.	1,000	28,890

		128,022
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	1,400	48,524
Utilities 0.5%
Electric Utilities 0.2%
Edison International	80	2,750
Exelon Corp.	1,100	47,949
FirstEnergy Corp.	300	11,361

		62,060
Gas Utilities 0.0%
National Fuel Gas Co.	200	10,404
Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group, Inc.	700	24,745
NRG Energy, Inc.*	978	23,638

		48,383
Multi-Utilities 0.1%
Ameren Corp.	700	18,172
NSTAR	100	3,660

		21,832

Total Common Stocks (Cost $4,031,927)		4,648,542

	Principal Amount ($)	Value ($)
Government & Agency Obligation 83.7%
US Treasury Obligation
US Treasury STRIPS, 4.475% **, 11/15/2014 (Cost $23,260,952)	28,439,000	25,645,266

	Shares	Value ($)
Cash Equivalents 1.4%
Central Cash Management Fund, 0.21% (a) (Cost $442,516)	442,516	442,516

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $27,735,395) †	100.3	30,736,324
Other Assets and Liabilities, Net	(0.3)	(106,211)

Net Assets	100.0	30,630,113

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $27,808,030.  At April 30, 2010, net unrealized appreciation for all securities based on tax cost was $2,928,294.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,047,103 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $118,809.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(b)	$4,648,542	$—	$—	$4,648,542
Government & Agency Obligation	—	25,645,266	—	25,645,266
Short-Term Investments	442,516	—	—	442,516
Total	$5,091,058	$5,645,266	$—	$30,736,324

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2014 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2014 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 18, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 18, 2010